Leasing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 1,011	$ 992
Not later than one year [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	361	331
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	289	257
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	205	188
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	67	124
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	42	33
Later than five years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 47	$ 59